Subsequent Events (Details) - USD ($) $ in Millions	Jul. 29, 2020	Jul. 28, 2020	Aug. 01, 2018
Subsequent Event | Laureate Education Australiaand New Zealand Operations
Debt Instrument [Line Items]
Value of business aqcuisition agreement	$ 642.7
Amended Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, value			$ 250.0
Amended Credit Facility | Subsequent Event | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, value	$ 350.0	$ 250.0